Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts receivable
3.	Accounts receivable

	At December 31,
	2023	2022

Accounts receivable from third parties	$5,972,736	$33,382
Accounts receivable from related parties	-	6,866

Total accounts receivable	5,972,736	40,248
Allowance	-	-

	$5,972,736	$40,248

Accounts receivable increase significantly as there was $5,390,276 revenue in December 2023. As of the date of this report, US$5,432,603 has been collected.